Revenue from services provided to customers	12 Months Ended
Mar. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue from services provided to customers

4. Revenue from services provided to customers

Revenues by types of service

The following table presents revenue earned by Nomura from providing services to customers by relevant line item in Nomura’s consolidated statement of income for the year ended March 31, 2019.

Millions of yen
Year ended March 31
2019
Commissions	¥293,069
Fees from investment banking	101,521
Asset management and portfolio service fees	245,519
Other revenue	54,284

Total	¥694,393

Amounts reported in Commissions is principally recognized from Trade execution and clearing services provided to the customers, and about half of which is reported in Retail Division and the remaining balance is mainly reported in Wholesale Division. Fees from investment banking is recognized from Financial advisory services as well as Underwriting and syndication services provided to the customers, and is predominantly reported in Wholesale Division and the remaining balance is mainly reported in Retail Division. Asset management and portfolio service fees is recognized from Asset management services provided to the customers, and is predominantly reported in Asset Management Division and the remaining balance is mainly reported in Retail Division. Other is primarily reported in Other segment.

The following table presents summary information regarding the key methodologies, assumptions and judgments used in recognizing revenue for each of the primary types of service provided to customers, including the nature of underlying performance obligations within each type of service and whether those performance obligations are satisfied at a point in time or over a period of time. For performance obligations recognized over time, information is also provided to explain the nature of the input or output method used to recognize revenue over time.

Type of service provided to customers	Overview of key services provided	Key revenue recognition policies, assumptions and significant judgments
Trade execution and clearing services	• Buying and selling of securities on behalf of customers • Clearing of securities and derivatives on behalf of customers

•  Execution and clearing commissions recognized at a point in time, namely trade date.

•  Commissions recognized net of soft dollar credits provided to customers where Nomura is acting as agent in providing investment research and similar services to the customer.

Financial advisory services

•  Provision of financial advice to customers in connection with a specific forecasted transaction or transactions

•  Provision of financial advice not in connection with a specific forecasted transaction or transactions such as general corporate intelligence and similar research

•  Issuance of fairness opinions

•  Structuring complex financial instruments for customers

•  Fees contingent on the success of an underlying transaction are variable consideration recognized when the underlying transaction has been completed since only at such point is it probable that a significant reversal of revenue will not occur.

•  Retainer and milestone fees are recognized either over the period to which they relate or are deferred until consummation of the underlying transaction depending on whether the underlying performance obligation is satisfied at a point in time or over time.

•  Judgment is required to make this determination with factors influencing this determination including, but not limited to, whether the fee is in connection with an engagement designed to achieve a specific transaction or outcome for the customer (such as the purchase or sale of a business), the nature and extent of benefit to be provided to the customer prior to, and in addition to such specific transaction or outcome and the fee structure for the engagement.

•  Retainer and milestone fees recognized over time are normally recognized on a straight-line basis over the term of the contract based on time elapsed.

Asset management services

•  Management of funds, investment trusts and other investment vehicles

•  Provision of investment advisory services

•  Distribution of fund units

•  Providing custodial and administrative services to customers

•  Management fees earned by Nomura in connection with managing a fund, investment trust or other vehicle generally recognized on a straight-line basis based on time elapsed.

•  Performance-based fees are variable consideration recognized when the performance metric has been determined since only at such point is it probable that a significant reversal of revenue will not occur.

•  Distribution fees are recognized at a point in time when the fund units have been sold to third party investors.

• Custodial and administrative fees recognized on a straight-line basis over time based on time elapsed.
Underwriting and syndication services

•  Underwriting of debt, equity and other financial instruments on behalf of customers

•  Distributing securities on behalf of issuers

•  Arranging loan financing for customers

•  Syndicating loan financing on behalf of customers

•  Underwriting and syndication revenues recognized at a point in time when the underlying transaction is complete.

•  Commitment fees where drawn down of the facility is deemed remote recognized on a straight-line basis over the life of the facility based on time elapsed.

•  Underwriting and syndication costs recognized either as a reduction of revenue or on a gross basis depending on whether Nomura is acting as principal or agent for such amounts.

Where revenue is recognized at a point on time, payments of fees are typically received at the same time as when the performance obligation is satisfied, or within several days or months after satisfying a performance obligation. In relation to revenue recognized over time, payments of fees are typically received every month, three months or six months.

The underlying contracts entered into by Nomura in order to provide the services described above typically do not have significant financing components within the contracts either provided to or from Nomura. If such components did not exist in a contract, Nomura has made an accounting policy permitted by ASC 606 “Revenue from Contracts with Customers” (“ASC 606”) not to adjust for the effects of a significant financing component where the financing is effectively for a period of one year or less. Such contracts also typically do not contain rights of return or similar features for the customer.

Nomura adopted ASU 2014-09 “Revenue from Contracts with Customers” by modified retrospective adoption from April 1, 2018. As a result of revised principal-versus-agency guidance, Revenue—Commissions and Non-interest expenses—Commissions and floor brokerage were decreased by ¥17,297 million as a change in the presentation of certain trade execution revenues and associated costs from a gross to a net basis in the consolidated statement of income for the year ended March 31, 2019. Impact from earlier recognition of certain asset management distribution fees on adoption date is noted in Note 1. “Summary of accounting policies: New accounting pronouncements adopted during the current year” and there was no material impact in consolidated income statement for the year ended March 31, 2019.

Other than above, there were no material impacts in our consolidated financial statements.

Customer contract balances

When Nomura or the customer performs in accordance with the terms of a customer contract, a contract asset, customer contract receivable or contract liability is recognized in Nomura’s consolidated balance sheet.

A contract asset represents accrued revenue recognized by Nomura for completing or partially completing a performance obligation, namely a right of Nomura to receive consideration for providing the service to the customer, which is conditioned on something other than the passage of time. A customer contract receivable is an unconditional right of Nomura to receive consideration in exchange for providing the service. Both contract assets and customer contract receivables are reported in Receivables from Customers within Nomura’s consolidated balance sheet. A contract liability is any liability recognized in connection with a customer contract, including obligations to provide refunds and obligations to provide a service in the future for which consideration has already been received or is due to be received. Contract liabilities are reported in Payables to Customers within Nomura’s consolidated balance sheet.

The following table presents the balances of customer contract receivables, contract assets and contract liabilities in scope of ASC 606 as of April 1, 2018 and March 31, 2019. The amount of contract assets as of April 1, 2018 and March 31, 2019 were immaterial.

	Millions of yen
	April 1, 2018	March 31, 2019
Customer contract receivables	¥68,927	¥78,226
Contract liabilities(1)	3,792	4,971

(1)	Contract liabilities primarily rise from investment advisory services and recognized in connection with the term of the contract based on time elapsed.

The balance of contract liabilities as of April 1, 2018 were recognized as revenue for the year ended March 31, 2019. Nomura recognized ¥1,334 million of revenue from performance obligations satisfied in previous periods for the year ended March 31, 2019.

Transaction price allocated to the remaining performance obligations

As permitted by ASC 606, Nomura has chosen not to disclose information about remaining performance obligations that have original expected durations of one year or less as of March 31, 2019.

Nomura retains no significant transactions for which individual estimated contract period exceeds one year. In addition, considerations arising from contracts with customers do not comprise any significant amount that is not included in transaction price.

Customer contract costs

As permitted by ASC 340 “Other Assets and Deferred Costs,” Nomura has elected to expense all costs to obtain customer contracts where such amounts would be otherwise expensed within one year or less. As a result, the amount of deferred costs to obtain or fulfill customer contracts as of April 1, 2018 and March 31, 2019 were not significant.